Annual Total Returns[BarChart] - SA American Funds Growth Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.57%)	17.51%	29.76%	8.19%	6.52%	9.17%	28.02%	(0.55%)	30.39%	51.72%